Financial Instruments and Risk Management (Summary of Company's Contractual Obligations) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Derivative Instruments by Risk Exposure [Abstract]
Notes payable to banks	€ 62,686	[1]
Notes payable to banks, Less than 1 year	62,686	[1]
Long-term debt	19,957	[1]
Long-term debt, Less than 1 year	6,821	[1]
Long-term debt, 1-3 years	13,136	[1]
Total	72,526
Operating leases, Less than 1 year	21,430
Operating leases, 1-3 years	29,904
Operating leases, 3-5 years	13,963
Operating leases, More than 5 years	7,229
Pension liabilities	12,540		9,887
Pension liabilities, Less than 1 year	418
Pension liabilities, 1-3 years	931
Pension liabilities, 3-5 years	1,603
Pension liabilities, More than 5 years	9,588
Purchase obligations:
Purchase commitments to suppliers	141,908
Purchase commitments to suppliers, Less than 1 year	139,221
Purchase commitments to suppliers, 1-3 years	2,687
Capital expenditure commitments	10,553
Capital expenditure commitments, Less than 1 year	10,273
Capital expenditure commitments, 1-3 years	280
Unrecognized tax benefits (ASC 740)	22,511		21,749	20,057	15,663
Unrecognized tax benefits (ASC 740), Less than 1 year	22,511
Total contractual obligations	342,681
Total contractual obligations, Less than 1 year	263,360
Total contractual obligations, 1-3 years	46,938
Total contractual obligations, 3-5 years	15,566
Total contractual obligations, More than 5 years	€ 16,817

[1]	Including accrued interest based on the percentages at the reporting date.